Secured Term Loan Facilities and Revolving Credit Facilities	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
10. Secured Term Loan Facilities and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2019:

	December 31, 2018 (in thousands)	December 31, 2019 (in thousands)
Due within one year	$70,600	$66,534
Due in two years	128,725	66,534
Due in three years	60,600	259,053
Due in four years	302,461	193,078
Due in five years	113,352	9,150
Due in more than five years *	—	122,593

Total secured term loan facilities and revolving credit facility	$675,738	$716,942
Less: current portion	70,600	66,534

Secured term loan facilities and revolving credit facility, non-current portion	$605,138	$650,408

*	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.
On June 29, 2018 the Company obtained approval to amend one of the covenants in each of its secured term loan and revolving credit facilities. The covenant, requiring the ratio of Earnings before Interest, Tax, Depreciation and Amortization (“EBITDA”) to be at least two and a half times or three times interest has been amended to a requirement of two times interest, up to and including September 30, 2020, before then reverting back to the original requirements of two and a half times or three times interest, dependent upon the facility.
January 2015 Secured Term Loan Facility.
On January 27, 2015 the Company entered into a secured term loan facility with Credit Agricole Corporate and Investment Bank as agent as well as HSH Nordbank AG and NIBC Bank N.V. to refinance the April 2013 $120.0 million secured term loan facility, as well as to provide
financing for an additional five existing newbuildings. The January 2015 secured term loan facility has a term of up to seven years from the loan drawdown date with a maximum principal amount of up to $278.1 million. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 270 basis points per annum. The deferred finance costs associated with the extinguishment of the previous $120.0 million facility were written off in full. The facility is fully drawn and as of December 31, 2019 the amount still outstanding was $111.3 million which is repayable for each vessel tranche in quarterly installments of between $0.5 million and $0.6

million for seven years from the date of each vessel drawdown followed by a final payment of between $15.6 million and $18.3 million aft
er each seven year term ends.

During the year ended December 31, 2019, the Company entered into the March 2019 secured term loan facility which refinanced four of the vessels that were previously in the January 2015 secured term loan facility.
This loan facility is secured by first priority mortgages on each of;
Navigator Umbrio, Navigator Centauri, Navigator Ceres, Navigator Ceto
and
Navigator Copernico
as well as assignments of earnings and insurances on these secured vessels.

The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. As of December 31, 2019, the Company was in compliance with all covenants contained in this credit facility.
December 2015 Secured Revolving Credit Facility.
On December 21, 2015 the
C
ompany entered into a secured revolving credit facility with Nordea Bank AB and ABN Amro Bank N.V as agents, to provide financing for six vessels
.
The December 2015 secured revolving credit facility has a term of seven years from the loan arrangement date (expiring in December 2022) with a maximum principal amount of up to $290.0 million.

Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 210 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2019, the facility was fully drawn with an amount still outstanding of $186.8 million which is repayable over 11

combined quarterly installments of $3.3

million with the final combined repayment of $150.5

million on December 21, 2022.
On October 21, 2019 the Company entered into a sale and leaseback to refinance one of its vessels,
Navigator Aurora
. The sale price agreed was $77.5

million, with the buyer paying 90% of the vessel’s value, or $69.75 million and
prepaid hire
representing the remaining 10%. From the proceeds, $44.5

million was used to repay the vessel’s secured tranche of December 2015 secured revolvin
g credit
 facility

. The portion of deferred finance costs associated with the extinguishment of this tranche of the December 2015 secured revolving credit
facility were written off in full.
This loan facility is secured by first priority mortgages on each of;
Navigator Eclipse, Navigator Nova, Navigator Prominence, Navigator Luga
and
Navigator Yauza
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than
30
%. The Company also paid a commitment fee of
0.74
% per annum based on any undrawn portion of the facility. As of December 31, 2019, the Company was in compliance with all covenants contained in this credit facility.
October 2016 Secured Term Loan and Revolving Credit Facility.
On October 28, 2016 the
C
ompany entered into a secured term loan and revolving credit facility with ABN Amro Bank N.V as agents as well as Nordea Bank AB, London Branch; DVB Bank SE and Skandinaviska Enskilda Banken AB to provide $130.0 million to refinance and extinguish the remaining debt under the 2011 secured term loan facility and the
2012 secured term loan facility; to provide $35

million as a newbuilding term loan to part finance
Navigator Jorf
, which was delivered in July 2017, and to provide a revolving credit facility of $55.0 million for general corporate purposes. The facility has a term of seven years from the first utilization date (expiring in December 2023) with a maximum principal amount of up to $220.0 million. The facility is fully drawn and as of December 31, 2019, the outstanding balance drawn on the secured term loan, newbuilding loan and revolving credit facility was $130.9 million which is repayable in 15 quarterly amounts of $4.1 million,
followed by a final
repayment

of $70.0

million on November 28, 2023.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 260 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
This facility is secured by first priority mortgages on each of:
Navigator Gemini
,
Navigator Leo, Navigator Libra, Navigator Pegasus
,
Navigator Phoenix
,
Navigator Taurus
and
Navigator Jorf
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. As of December 31, 2019, the Company was in compliance with all covenants contained in this credit facility.
June 2017 Secured Term Loan and Revolving Credit Facility.
On June 30, 2017 the
C
ompany entered into a secured term loan and revolving credit facility with Nordea Bank AB (Publ.), Filial I Norge, BNP Paribas,
DVB Bank America N.V., ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $160.8 million (the “June 2017 Secured Term Loan and Revolving Credit Facility”
)
, to
re-finance
our $270.0 million February 2013 secured term loan facility that was due to mature in February 2018 and for general corporate purposes. The facility has $100.0 million as a secured term loan and $60.8 million available in a revolving credit facility with a term of six years from the date of the agreement (expiring in June 2023) with a maximum principal amount of up to $160.8 million. The facility is fully drawn and as of December 31, 2019, the outstanding balance drawn on the loan and credit facility was $136.1 million which is repayable in 13 quarterly amounts of $4.1 million followed by a final repayment of $65.9 million on June 30, 2023.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 230 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
The facility is secured by first priority mortgages on each of
Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Capricorn, Navigator Scorpio
and
Navigator Virgo
, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. As of December 31, 2019, the Company was in compliance with all covenants contained in this credit facility.
March 2019 Secured Term Loan Facility
. On March 25, 2019 the Company entered into a secured term loan with Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $107.0 million (the “March 2019 Secured Term Loan”), to partially
re-finance
our January 2015 secured term loan facility that was due to mature in June 2020.

The full amount of $107.0 million was drawn on March 28, 2019.

The repayment of the loan, secured by four of our vessels was $
75.6

million, leaving net proceeds of $
31.4

million for fees and general corporate purposes. The facility has a term of six years
from the date of the agreement and expires in
March 2025
, is fully drawn down and as of December 31, 2019, the amount still outstanding was $
100.1

million which is
repayable in 20 equal quarterly instalments
of $
2.3

million followed by a final payment of $
54.4

million on the final quarterly repayment date on March 25, 2025. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 240 basis points per annum.
ASC 470-50—Debt Modifications states that if re-financing of a loan results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original loan and is accounted for as a debt extinguishment and the new loan treated as the issuance of new debt. The 10% cash flow test was performed, and it was concluded that the present value of future cash flows on a lender-by-lender basis have not been modified by more than 10%. Issuance costs for the March 2019 Secured Term Loan of $1.4 million have been deferred and will be amortized over the facility term on the effective rate basis.
This loan facility is secured by first priority mortgages on each of;
Navigator Atlas, Navigator Europa, Navigator Oberon,
and
Navigator Triton
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable, whichever is greater; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility
Navigator Aurora Facility
In October 2019, the SPV, OCY Aurora Ltd, which owns
Navigator Aurora
, entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility” which is denominated in USD. The Navigator Aurora Facility is a seven year unsecured loan provided by OCY Malta Limited, the parent of OCY Aurora Ltd., The Navigator Aurora Facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and
Navigator Aurora
is
pledged as security.
The Navigator Aurora Facility bears interest at 3 month U.S. LIBOR plus a margin of 185 basis points and is repayable with a balloon payment on maturity. As of December 31, 2019, there was $68.1 million in borrowings outstanding under the Navigator Aurora Facility.
The following table shows the breakdown of
secured
term loan facilities and total deferred financing costs split between current and non-current
liabilities as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$70,600	$66,534
Less: current portion of deferred financing costs	(1,743)	(1,831)

Current portion of secured term loan facilities, net of deferred financing costs	$68,857	$64,703

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion *	$605,138	$650,408
Less: non-current portion of deferred financing costs *	(5,462)	(3,680)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs *	$599,676	$646,728

*	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.